Document and Entity Information	0 Months Ended
Oct. 03, 2014
Risk/Return:
Document Type	497
Document Period End Date	Oct. 03, 2014
Registrant Name	SEI INSTITUTIONAL INVESTMENTS TRUST
Central Index Key	0000939934
Amendment Flag	false
Document Creation Date	Oct. 03, 2014
Document Effective Date	Oct. 03, 2014
Prospectus Date	Sep. 30, 2014
SIIT Multi-Asset Real Return Fund | SIIT Multi-Asset Real Return Fund - Class A
Risk/Return:
Trading Symbol	SEIAX